Note 9 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Asset Based Upon Expected Income Tax Rates			$ 6,235,000
Valuation Allowance Percentage			100.00%
Operating Loss Carryforwards, Total			$ 11,903,000
Income Tax Expense (Benefit), Total			0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			1,575,000	$ 1,044,000
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount, Ending Balance			768,000
Orphan Drug Credit [Member]
Tax Credit Carryforward, Amount			$ 3,085,000